DEBT - Additional Information (Details)			1 Months Ended				4 Months Ended
	Dec. 13, 2019 USD ($) shares	Nov. 22, 2019 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) EquityInstruments	Mar. 31, 2024 USD ($) EquityInstruments	Jan. 31, 2022 USD ($)	Apr. 30, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 09, 2021 $ / shares shares	Mar. 31, 2021 USD ($)
Debt
Common share purchase warrants per unit | shares										1
Number common shares to purchase of warrants | shares										764
Warrant exercise price (in dollars per share) | $ / shares						$ 1,800.00	$ 1,800.00			$ 22.00
Face amount						$ 1,700,000	$ 1,700,000
Convertible Debt
Debt
Maximum gross proceeds		$ 4,000,000
Option to increase the offering		$ 2,000,000
Number common shares to purchase of warrants | shares						4	4
Warrant exercise price (in dollars per share) | $ / shares		$ 3,420.00				$ 3,420.00	$ 3,420.00
Term of warrants						3 years	3 years
Conversion price (in dollars per share) | $ / shares						$ 2,520.00	$ 2,520.00
Term of debt		4 years					4 years
Interest rate		9.00%				9.00%	9.00%
Price Per Unit | $ / shares							$ 1
Finder | Convertible Debt
Debt
Term of warrants						3 years	3 years
Conversion price (in dollars per share) | $ / shares						$ 3,420.00	$ 3,420.00
Number of warrants issued | shares							31
Payments To Finders							$ 79,000
First tranche | Convertible Debt
Debt
Warrant exercise price (in dollars per share) | $ / shares		$ 171.00
Conversion price (in dollars per share) | $ / shares		$ 2,520.00
Term of debt		4 years
Conversion feature		$ 376,000
Face amount	$ 965,000	965,000
Warrants to purchase		$ 188,000
Price Per Unit | $ / shares		$ 1
Number of warrants issued | shares	191
Fair value of the debt		$ 401,000
Payments To Finders		$ 67,000
First tranche | Finder
Debt
Term of debt		3 years
First tranche | Finder | Convertible Debt
Debt
Term of warrants		3 years
Number of warrants issued | shares		536
Second tranche | Convertible Debt
Debt
Term of debt							4 years
Conversion feature							$ 152,000
Face amount						$ 469,000	469,000
Warrants to purchase						58,000	58,000
Fair value of the debt						259,000	$ 259,000
Third tranche | Convertible Debt
Debt
Term of debt							4 years
Conversion feature							$ 291,000
Face amount						886,000	886,000
Warrants to purchase						112,000	112,000
Fair value of the debt						483,000	$ 483,000
Fourth tranche | Convertible Debt
Debt
Term of debt							4 years
Conversion feature							$ 96,000
Face amount						300,000	300,000
Warrants to purchase						45,000	45,000
Fair value of the debt						159,000	159,000
Convertible debenture
Debt
Retirement of part of obligation				$ 334,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]				us-gaap:ShareSettlementMember
Common shares issued to settle amounts owed | EquityInstruments				7
Debt repaid				$ 334,000
Convertible debenture | Subsequent Events
Debt
Retirement of part of obligation			$ 334,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]			us-gaap:ShareSettlementMember
Common shares issued to settle amounts owed			74,298
Debt repaid			$ 334,000
Centurion debenture
Debt
Face amount				$ 10,918,000				$ 11,000,000	$ 11,000,000
Centurion debenture | Subsequent Events
Debt
Retirement of part of obligation			$ 141,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]			us-gaap:ShareSettlementMember
Common shares issued to settle amounts owed			13,120
Debt repaid			$ 141,000
April Cd Unit
Debt
Maximum gross proceeds						500,000	500,000
Option to increase the offering						500,000	$ 500,000
Proceeds used for working capital						830,000
Retirement of part of obligation						800,000
Debt repaid						$ 800,000
Common share purchase warrants per unit | shares						6	6
Offering price, per unit | $ / shares						$ 1,206.00
Term of warrants						3 years	3 years
Conversion price (in dollars per share) | $ / shares						$ 60.00	$ 60.00
Term of debt						4 years
Interest rate						9.00%	9.00%
Warrants to purchase						$ 23,000	$ 23,000
Price Per Unit | $ / shares						$ 1
Number of warrants issued | shares						19
April Cd Unit | Finder
Debt
Proceeds used for working capital						$ 830,000
Conversion feature						279,000
Warrants to purchase						187,000	187,000
Fair value of the debt						$ 364,000	$ 364,000
Paycheck Protection Program loan
Debt
Face amount											$ 1,700,000
Debt forgiveness					$ 1,700,000
Debt carrying value					$ 0